Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) $ in Millions, $ in Millions		12 Months Ended
	Oct. 05, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 05, 2023 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Debt instrument repurchased notes notional amount		$ 1,172
Gain loss on notes repurchases	$ 38	$ 104
Cemex, S.A.B. de C.V. 2023 CEBURES [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount			$ 6,000
Cemex S A B de C V 2023 CEBURES fixed rate [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount			$ 5,000
Debt Instrument Term	7 years
Borrowings, interest rate			11.48%
Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount			$ 1,000
Debt Instrument Term	3 years
Borrowings, adjustment to interest rate basis			0.45%